Filed pursuant to Rule 497(e)
Registration Nos. 333-57548; 811-10319

Supplement dated January 11, 2018
to the
Prospectus and Summary Prospectus dated October 13, 2017
for the USA Mutuals Navigator Fund (the “Fund”),
a series of USA Mutuals (the “Trust”)

Currently, updated performance information for the Fund is not available on the Trust’s website, www.usamutuals.com.  We will notify you when current performance information is available.

Please retain this supplement with your Prospectus and Summary Prospectus.